Note 20 - Non-current assets and disposal groups classified as held for sale (Details) - EUR (€) € in Millions		Jun. 30, 2018	Dec. 31, 2017
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale		€ 23,604	€ 23,853
Foreclosures And Recoveries [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale		6,060	6,207
Foreclosures [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale	[1]	5,890	6,047
Recoveries From Financial Leases [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale		170	160
Other Assets From Property Plant And Equipment Operating Leases [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale		398	447
Property Plant And Equipment [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale		398	447
Operating Leases [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale		0	0
Business Sale - Assets [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale	[2]	18,289	18,623
Accrued Amortization [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale	[3]	(50)	(77)
Impairment Losses [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale		(1,093)	(1,348)
Total [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale		€ 23,604	€ 23,853

[1]	(*) Corresponds to the agreement with Cerberus to transfer the "Real Estate" business in Spain (see Note 3).
[2]	(**) Corresponds mainly to the BBVA´s stake in BBVA Chile (see note 3).
[3]	(***) Amortization a ccumulated until related asset reclassified as “non-current assets and disposal groups held for sale”